Filed Pursuant to Rule 497(e)
1933 Act File No. 333-232249
1940 Act File No. 811-23450

Supplement Dated
May 2, 2022

to the

Global Beta Smart Income ETF (GBDV)
Global Beta Low Beta ETF (GBLO)
Global Beta Rising Stars ETF (GBGR)

Statement of Additional Information
dated March 30, 2022

each a series of Global Beta ETF Trust
(collectively, the “Funds”)

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Funds, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your Statement of Additional Information for future reference.